Subsequent events - Silanchi (Details) - USD ($)		12 Months Ended
	Sep. 03, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Subsequent events
Consideration transferred		$ 2,658,909	$ 0	$ 0
Subsequent events | Silanchi
Subsequent events
Consideration transferred	$ 100
Ownership interest to be acquired (as a percent)	98.00%
Subsequent events | Silanchi | Shareholders of Silanchi
Subsequent events
Ownership interest held	100.00%